Financial Instruments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial Instruments
34.	FINANCIAL INSTRUMENTS

a.	Fair value of financial instruments that are not measured at fair value

1)	Fair value of financial instruments not measured at fair value but for which fair value is disclosed
Except bonds payable measured at amortized cost, the management considered that the carrying amounts of financial assets and financial liabilities not measured at fair value approximate their fair values. The carrying amounts and fair value of bonds payable as of December 31, 2021 and 2022 were as follows:

	Carrying Amount		Fair Value
	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2021	$52,267,337		$52,429,758
December 31, 2022	47,850,324	$1,557,121	47,027,018	$1,530,329

2)	Fair value hierarchy
The aforementioned fair value hierarchy of bonds payable was Level 3 which was determined based on discounted cash flow analysis with the applicable yield curve for the duration. The significant unobservable inputs is discount rates that reflected the credit risk.

b.	Fair value of financial instruments that are measured at fair value on a recurring basis

1)	Fair value hierarchy

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2021

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$—	$85,629	$—	$85,629
Forward exchange contracts	—	23,373	—	23,373
Call option and put option of convertible bonds	—	8,463	—	8,463
Target redemption forward contracts	—	500	—	500
Non-derivative financial assets
Quoted ordinary shares	2,683,193	—	—	2,683,193
Private-placement funds	—	—	1,322,686	1,322,686
Contingent considerations	—	—	394,943	394,943
Unquoted preferred shares	—	—	583,270	583,270
Open-end mutual funds	334,223	—	—	334,223

	$3,017,416	$117,965	$2,300,899	$5,436,280

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$820,779	$820,779
Quoted ordinary shares	102,124	—	—	102,124
Unquoted preferred shares	—	—	11,245	11,245

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
Limited partnership	$—	$—	$9,206	$9,206
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	1,076,458	1,076,458
Trade receivables, net	—	—	6,092,462	6,092,462

	$102,124	$—	$8,010,150	$8,112,274

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$360,797	$—	$360,797
Forward exchange contracts	—	56,863	—	56,863

	$—	$417,660	$—	$417,660

December 31, 2022

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$—	$3,205,828	$—	$3,205,828
Forward exchange contracts	—	246,710	—	246,710
Non-derivative financial assets
Quoted ordinary shares	2,521,964	—	—	2,521,964
Private-placement funds	—	—	1,599,932	1,599,932
Unquoted preferred shares	—	—	628,156	628,156
Contingent considerations	—	—	438,176	438,176
Open-end mutual funds	293,385	—	—	293,385

	$2,815,349	$3,452,538	$2,666,264	$8,934,151

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$419,491	$419,491
Quoted ordinary shares	45,683	—	—	45,683
Unquoted preferred shares	—	—	13,883	13,883
Limited partnership	—	—	3,502	3,502
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	1,059,712	1,059,712
Trade receivables, net	—	—	5,402,714	5,402,714

	$45,683	$—	$6,899,302	$6,944,985

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$543,547	$—	$543,547
Forward exchange contracts	—	83,213	—	83,213

	$—	$626,760	$—	$626,760

	Level 1	Level 2	Level 3	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2022

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$—	$104,323	$—	$104,323
Forward exchange contracts	—	8,028	—	8,028
Non-derivative financial assets
Quoted ordinary shares	82,069	—	—	82,069
Private-placement funds	—	—	52,064	52,064
Unquoted preferred shares	—	—	20,441	20,441
Contingent considerations	—	—	14,259	14,259
Open-end mutual funds	9,547	—	—	9,547

	$91,616	$112,351	$86,764	$290,731

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$13,651	$13,651
Quoted ordinary shares	1,486	—	—	1,486
Unquoted preferred shares	—	—	452	452
Limited partnership	—	—	114	114
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	34,485	34,485
Trade receivables, net	—	—	175,812	175,812

	$1,486	$—	$224,514	$226,000

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$17,688	$—	$17,688
Forward exchange contracts	—	2,708	—	2,708

	$—	$20,396	$—	$20,396

For the financial assets and liabilities that were measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2 of the fair value hierarchy during the years ended December 31, 2021 and 2022.

2)	Reconciliation of Level 3 fair value measurements of financial assets
For the year ended December
 31, 2020

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$1,005,714	$—	$755,903	$3,044,562	$4,806,179
Recognized in profit or loss	(17,941)	—	—	—	(17,941)
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	—	—	(149,856)	(2,136)	(151,992)
Effects of foreign currency exchange	(15,455)	—	(15,562)	—	(31,017)
Net increase in trade receivables	—	370,110	—	5,635,706	6,005,816
Trade receivables factoring	—	(370,110)	—	(7,038,983)	(7,409,093)
Purchases	893,234	—	259,168	—	1,152,402
Disposals	(329,370)	—	(121,255)	—	(450,625)
Acquisition through business combinations	387,790	—	—	—	387,790
Exercise of call option	(25,988)	—	—	—	(25,988)

Balance at December 31	$1,897,984	$—	$728,398	$1,639,149	$4,265,531

For the year ended December
 31, 2021

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$1,897,984	$—	$728,398	$1,639,149	$4,265,531
Recognized in profit or loss	131,276	—	—	—	131,276
Recognized in other comprehensive income
Included in unrealized gains on financial assets at FVTOCI	—	—	129,726	63,722	193,448
Effects of foreign currency exchange	(79,614)	—	(4,508)	—	(84,122)
Net increase in trade receivables	—	3,269,782	—	14,940,539	18,210,321
Trade receivables factoring	—	(3,269,782)	—	(9,474,490)	(12,744,272)
Purchases	459,046	—	32,246	—	491,292
Disposals	(107,793)	—	(14,873)	—	(122,666)
Reclassify	—	—	(29,758)	—	(29,758)

Balance at December 31	$2,300,899	$—	$841,231	$7,168,920	$10,311,050

For the year ended December 31, 2022
	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,300,899	$—	$841,231	$7,168,920	$10,311,050
Recognized in profit or loss	100,134	605	—	—	100,739
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	—	—	(366,862)	(16,746)	(383,608)
Effects of foreign currency exchange	195,415	—	5,558	—	200,973
Net increase (decrease) in trade receivables	—	4,330,075	—	(674,112)	3,655,963
Trade receivables factoring	—	(4,330,075)	—	(15,636)	(4,345,711)
Purchases	338,016	14,325	20,000	—	372,341
Disposals	(268,200)	(14,930)	(63,051)	—	(346,181)

Balance at December 31	$2,666,264	$—	$436,876	$6,462,426	$9,565,566

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1	$74,875	$—	$27,375	$233,287	$335,537
Recognized in profit or loss	3,258	20	—	—	3,278
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	—	—	(11,938)	(545)	(12,483)
Effects of foreign currency exchange	6,359	—	181	—	6,540
Net increase (decrease) in trade receivables	—	140,907	—	(21,936)	118,971
Trade receivables factoring	—	(140,907)	—	(509)	(141,416)
Purchases	11,000	466	651	—	12,117
Disposals	(8,728)	(486)	(2,052)	—	(11,266)

Balance at December 31	$86,764	$—	$14,217	$210,297	$311,278

3)	Valuation techniques and assumptions applied for the purpose of measuring fair value

a)	Valuation techniques and inputs applied for the purpose of measuring Level 2 fair value measurement

Financial Instruments	Valuation Techniques and Inputs

Derivatives - swap contracts and forward exchange contracts
Discounted cash flows - Future cash flows are estimated based on observable forward exchange rates at balance sheet dates and contract forward exchange rates, discounted at rates that reflected the credit risk of various counterparties.

Derivatives - redemption option and put option of convertible bonds	Option pricing models - Use of present value techniques and reflect the time value and intrinsic value of redemption option and put option.

Target redemption forward contracts
Valuation based on the spot exchange rate on the valuation date, the exercise price, the volatility in exchange rate, the contract period and the quoted risk free interest rate during the contract period.

b)	Valuation techniques and inputs applied for the purpose of measuring Level 3 fair value measurement
The fair value of unquoted ordinary shares, unquoted preferred shares, limited partnership and private-placement funds were determined by using market approach and asset-based approach. The significant unobservable inputs were the discount rates for lack of marketability of 10% to 20%. If the discount rates for lack of marketability to the valuation model increased by 1% to reflect reasonably possible alternative assumptions while all other variables held constant, the fair value of the abovementioned investments would have decreased approximately by NT$19,300 thousand and NT$6,600 thousand (US$215 thousand) as of December 31, 2021 and 2022, respectively.
The fair values of the unsecured subordinate corporate bonds were determined using income approach based on a discounted cash flow analysis. The significant unobservable input was the discount rate that reflects the credit risk of the counterparty. If the discount rate increased by 0.1% while all other variables held constant, the fair value of the bonds would have decreased approximately by NT$4,000 thousand and NT$3,000 thousand (US$98 thousand) as of December 31, 2021 and 2022, respectively.
The fair value of accounts receivables measured at FVTOCI are determined based on the present value of future cash flows that reflect the credit risk of counterparties. Since the discount effect was not significant, the Group measured its fair value by using the nominal values.
The fair value of the contingent considerations were determined by using the Monte Carlo Simulation method. If the estimated net profit margin fails to reach the performance specified in the agreement, the Group could receive the contingent considerations according to the agreement, refer to Note 29 for business combinations
.

c.	Categories of financial instruments

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Financial assets

FVTPL
Mandatorily at FVTPL	$5,436,280	$8,934,151	$290,731
Measured at amortized cost (Note 1)	200,732,680	188,733,772	6,141,678
FVTOCI
Equity instruments	943,354	482,559	15,703
Debt instruments	1,076,458	1,059,712	34,485
Trade receivables, net	6,092,462	5,402,714	175,812

Financial liabilities

FVTPL
Held for trading	417,660	626,760	20,396
Financial liabilities for hedging	11,497,896	12,204,620	397,157
Measured at amortized cost (Note 2)	339,445,544	318,478,685	10,363,771

Note 1:	The balances included financial assets measured at amortized cost which comprised cash and cash equivalents, trade and other receivables and other financial assets.
Note 2:	The balances included financial liabilities measured at amortized cost which comprised short-term borrowings, trade and other payables, bonds payable and long-term borrowings.

d.	Financial risk management objectives and policies
The derivative instruments used by the Group were to mitigate risks arising from ordinary business operations. All derivative transactions entered into by the Group were designated as either hedging or trading. Derivative transactions entered into for hedging purposes must hedge risk against fluctuations in foreign exchange rates and interest rates arising from operating activities. The currencies and the amount of derivative instruments held by the Group must match its hedged assets and liabilities denominated in foreign currencies.
The Group’s risk management department monitored risks to mitigate risk exposures, reported unsettled position, transaction balances and related gains or losses to the Group’s chief financial officer on monthly basis.

1)	Market risk
The Group’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates and interest rates. Gains or losses arising from fluctuations in foreign currency exchange rates of a variety of derivative financial instruments were approximately offset by those of hedged items. Interest rate risk was not significant due to the cost of capital was expected to be fixed.
There had been no change to the Group’s exposure to market risks or the manner in which these risks were managed and measured.

a)	Foreign currency exchange rate risk
The Group had sales and purchases as well as financing activities denominated in foreign currency which exposed the Group to foreign currency exchange rate risk. The Group entered into a variety of derivative financial instruments to hedge foreign currency exchange rate risk to minimize the fluctuations of assets and liabilities denominated in foreign currencies.

The carrying amounts of the Group’s foreign currency denominated monetary assets and liabilities (including those eliminated upon consolidation) as well as derivative instruments which exposed the Group to foreign currency exchange rate risk at each balance sheet date are presented in Note
40
.
The Group was mainly subject to the impact from the exchange rate fluctuation in US$ and JPY against NT$, RMB or EUR. 1% fluctuation is used when reporting foreign currency exchange rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign currency exchange rates. The sensitivity analysis included financial assets and liabilities and inter-company receivables and payables within the Group. The changes in profit before income tax due to a 1% change in US$ and JPY against NT$, RMB and EUR would be NT$35,000 thousand, NT$38,000 thousand and NT$60,000 thousand (US$1,952 thousand) for the years ended December 31, 2020, 2021 and 2022, respectively. Hedging contracts and hedged items have been taken into account while measuring the changes in profit before income tax. The abovementioned sensitivity analysis mainly focused on the foreign currency monetary items at each balance sheet date. As the period-end
exposure did not reflect the exposure for the years ended December 31, 2020, 2021 and 2022, the abovementioned sensitivity analysis was unrepresentative of those respective years.
Hedge accounting
The Group’s hedging strategy was to lift borrowings denominated in foreign currencies to avoid exchange rate exposure from its investments in equity instruments denominated in foreign currencies (recognized under the line item of financial assets at FVTPL) and net investment in foreign subsidiary, USIFR, which has EUR as its functional currency. Those transactions were designated as fair value hedges and a hedge of net investment in foreign operation, respectively. Hedge adjustments were made to totally offset the foreign exchange gains or losses from those equity instruments denominated in foreign currencies and foreign operations when they were evaluated based on the exchange rates on each balance sheet date.
The source of hedge ineffectiveness in these hedging relationships arose from the material difference between the notional amounts of borrowings denominated in foreign currencies and the fair value of investments in equity instruments denominated in foreign currencies and net investment in foreign operations. No other sources of ineffectiveness is expected to emerge from these hedging relationships.
December 31, 2021

Hedging Instrument/	Line item in	Carrying Amount
Hedged Items	Balance sheet	Asset	Liability
		NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$—	$2,954,921
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	—	3,762,044
Hedge of net investment in foreign operation	Financial liabilities for hedging - non-current	—	4,780,931

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$94,145	$(94,145)	$—	$—	$2,318,517	$(236,362)
Hedge of net investment in foreign operation	(738,600)	738,600	163,776	—	—	—

December 31, 2022

Hedging Instrument/	Line item in	Carrying Amount
Hedged Items	Balance sheet	Asset		Liability
		NT$	US$ (Note 4)	NT$	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$—	$—	$3,278,805	$106,697
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	—	—	8,925,815	290,460

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$(323,884)	$323,884	$—	$—	$2,282,243	$87,522
Hedge of net investment in foreign operation	(509,229)	509,229	673,005	—	—	—

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$(10,540)	$10,540	$—	$—	$74,568	$2,848
Hedge of net investment in foreign operation	(16,571)	16,571	21,901	—	—	—

b)	Interest rate risk
Except a portion of long-term borrowings and bonds payable at fixed interest rates, the Group was exposed to interest rate risk because group entities borrowed funds at floating interest rates. Changes in market interest rates led to variances in effective interest rates of borrowings from which the future cash flow fluctuations arise. The Group utilized financing instruments with low interest rates and favorable terms to maintain low financing cost, adequate banking facilities, as well as to hedge interest rate risk.

The carrying amounts of the Group’s financial assets and financial liabilities with exposure to interest rates at each balance sheet date were as follows:

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Fair value interest rate risk
Financial assets	$5,474,105	$16,434,562	$534,805
Financial liabilities	76,206,394	91,152,265	2,966,231

Cash flow interest rate risk
Financial assets	69,654,969	41,964,775	1,365,596
Financial liabilities	158,557,225	121,370,564	3,949,579
For assets and liabilities with floating interest rates, a 100 basis point increase or decrease was used when reporting interest rate risk internally to key management personnel. If interest rates had been 100 basis points (1%) higher or lower and all other variables held constant, the Group’s profit before income tax for the years ended December 31, 2020, 2021 and 2022 would have decreased or increased approximately by NT$862,000 thousand, NT$959,000 thousand and NT$794,000 thousand (US$25,838 thousand), respectively.

c)	Other price risk
The Group was exposed to equity price risk through its investments in financial assets at FVTPL and financial assets at FVTOCI. If equity price was 1% higher or lower, profit before income tax for the years ended December 31, 2020, 2021 and 2022 would have increased or decreased approximately by NT$59,000 thousand, NT$49,000 thousand and NT$50,000 thousand (US$1,627 thousand), respectively, and other comprehensive income before income tax for the years ended December 31, 2020, 2021 and 2022 would have increased or decreased approximately by NT$7,000 thousand, NT$9,000 thousand and NT$5,000 thousand (US$163 thousand), respectively.

2)	Credit risk
Credit risk refers to the risk that counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group’s credit risk arises from cash and cash equivalents, contract assets, trade and other receivables and other financial assets. The Group’s maximum exposure to credit risk was the carrying amounts of financial assets in the consolidated balance sheets.
As of December 31, 2021 and 2022, the Group’s five largest customers accounted for 33% and 30% of trade receivables, respectively. The Group transacts with a large number of unrelated customers and, thus, no concentration of credit risk was observed.

3)	Liquidity risk
The Group manages liquidity risk by maintaining adequate working capital and banking facilities to fulfill the demand for cash flow used in the Group’s operation and capital expenditure. The Group also monitors its compliance with all the loan covenants. Liquidity risk is not considered to be significant.
In the table below, financial liabilities with a repayment on demand clause were included in the earliest time band regardless of the probability of counter-parties choosing to exercise their rights. The maturity dates for other non-derivative
financial liabilities were based on the agreed repayment dates.
To the extent that interest flows are floating rate, the undiscounted amounts were derived from the interest rates at each balance sheet date.

December 31, 2021

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$52,353,176	$48,140,652	$10,216,253	$291,480	$114,201
Obligation under leases	84,978	157,710	687,144	2,585,624	4,929,602
Floating interest rate liabilities	12,565,548	5,180,527	13,416,893	112,493,242	7,494,670
Fixed interest rate liabilities	10,262,781	3,093,668	12,978,593	43,555,458	5,479,867

	$75,266,483	$56,572,557	$37,298,883	$158,925,804	$18,018,340

Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$929,832	$2,585,624	$1,731,995	$883,335	$802,765	$1,511,507

December 31, 2022

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$65,356,106	$33,887,460	$11,145,612	$20,498	$74,643
Obligation under leases	120,733	201,686	790,427	2,685,977	5,147,266
Floating interest rate liabilities	9,251,237	10,982,036	9,652,804	93,837,521	5,648,699
Fixed interest rate liabilities	12,530,681	9,209,134	9,055,918	44,756,570	29,280

	$87,258,757	$54,280,316	$30,644,761	$141,300,566	$10,899,888

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Non-derivative financial liabilities

Non-interest bearing	$2,126,785	$1,102,748	$362,695	$667	$2,429
Obligation under leases	3,929	6,563	25,722	87,406	167,500
Floating interest rate liabilities	301,049	357,372	314,117	3,053,613	183,817
Fixed interest rate liabilities	407,767	299,679	294,693	1,456,445	953

	$2,839,530	$1,766,362	$997,227	$4,598,131	$354,699

Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$1,112,846	$2,685,977	$1,536,779	$939,751	$881,803	$1,788,933

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Obligation under leases	$36,214	$87,406	$50,009	$30,581	$28,695	$58,215

The amounts included above for floating interest rate instruments for non-derivative
financial liabilities were subject to change if changes in floating interest rates differ from those estimates of interest rates determined at each balance sheet date.

The following table detailed the Group’s liquidity analysis for its derivative financial instruments. The table was based on the undiscounted contractual net cash inflows and outflows on derivative instruments settled on a net basis, and the undiscounted gross cash inflows and outflows on those derivatives that require gross settlement. When the amounts payable or receivable are not fixed, the amounts disclosed have been determined by reference to the projected interest rates as illustrated by the yield curves at each balance sheet date.

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2021

Net settled
Forward exchange contracts	$(21,379)	$(1,410)	$—

Gross settled
Forward exchange contracts
Inflows	$2,382,315	$6,817,411	$531,596
Outflows	(2,380,359)	(6,784,689)	(525,920)

	1,956	32,722	5,676

Swap contracts
Inflows	23,759,435	21,272,450	37,841,805
Outflows	(23,814,701)	(21,314,442)	(37,965,438)

	(55,266)	(41,992)	(123,633)

Target redemption forward contracts
Inflows	19,376	43,596	33,216
Outflows	(18,845)	(42,401)	(32,243)

	531	1,195	973

	$(52,779)	$(8,075)	$(116,984)

December 31, 2022

Net settled
Forward exchange contracts	$(11,136)	$11,994	$—

Gross settled
Forward exchange contracts
Inflows	$13,398,921	$4,688,786	$599,796
Outflows	(13,310,433)	(4,687,958)	(534,354)

	88,488	828	65,442

Swap contracts
Inflows	32,274,691	16,429,850	62,187,750
Outflows	(31,891,439)	(15,016,775)	(59,838,031)

	383,252	1,413,075	2,349,719

	$471,740	$1,413,903	$2,415,161

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2022

Net settled
Forward exchange contracts	$(362)	$390	$—

Gross settled
Forward exchange contracts
Inflows	$436,021	$152,580	$19,518
Outflows	(433,141)	(152,553)	(17,389)

	2,880	27	2,129

Swap contracts
Inflows	1,050,266	534,652	2,023,682
Outflows	(1,037,795)	(488,668)	(1,947,219)

	12,471	45,984	76,463

	$15,351	$46,011	$78,592